Advance ticket sales (Details Narrative) R$ in Thousands	12 Months Ended
	Dec. 31, 2022 BRL (R$) Integer	Dec. 31, 2021 BRL (R$) Integer
Advance Ticket Sales
Advances from ticket sales	R$ 3,502,556	R$ 670,469
Unused tickets sales number | Integer	8,828,006	8,828,006
Average period	56 days	126 days
Net of breakage	R$ 232,752	R$ 226,905
Non-performed transports	R$ 48,566	R$ 369,638